Other Financial Liabilities	12 Months Ended
Sep. 30, 2024
Categories of current financial liabilities [abstract]
Other Financial Liabilities
19.
OTHER FINANCIAL LIABILITIES

	September 30, 2024	September 30, 2023
Derivatives	625	6,925
Other financial liabilities	3,346	160
Other current financial liabilities	3,971	7,085

For further information of the fair value of financial liabilities see Note 4 – Fair value measurement.